USAA Tax Exempt Short-Term Fund
Risk/Return
INVESTMENT OBJECTIVE
The USAA Tax Exempt Short-Term Fund (the Fund) provides investors with interest income that is exempt from federal income tax.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Tax Exempt Short-Term Fund)	Tax Exempt Short-Term Fund Shares	Tax Exempt Short-Term Fund Adviser Shares
Redemption Fee (on shares held less than 60 days) USAA Tax Exempt Short-Term Fund	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Tax Exempt Short-Term Fund) USAA Tax Exempt Short-Term Fund	Tax Exempt Short-Term Fund Shares	Tax Exempt Short-Term Fund Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.33%	0.32%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.22%	0.60%
Total Annual Operating Expenses	0.55%	1.17%
Reimbursement from Adviser	none	(0.37%)	[1]
Total Annual Operating Expenses After Reimbursement	0.55%	0.80%
[1]	(a) The Adviser has agreed, through August 1, 2014, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.80% of the Adviser Shares’ average net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2014.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Tax Exempt Short-Term Fund) USAA Tax Exempt Short-Term Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Tax Exempt Short-Term Fund Shares	56	176	307	689
Tax Exempt Short-Term Fund Adviser Shares	119	372	644	1,420

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest from which is exempt from federal income tax (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is three years or less.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

As a mutual fund that has the ability to invest in bonds, there is a risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase a synthetic instrument of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and of an additional index.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
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SIX-MONTH YTD TOTAL RETURN
0.12% (6/30/13)
BEST QUARTER*	WORST QUARTER*
2.35% 1st Qtr. 2009	-0.85% 2nd Qtr. 2004
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. Please note that after-tax returns are shown only for the Fund Shares and may differ from the Adviser Shares.

Average Annual Total Returns (Tax Exempt Short-Term Fund) USAA Tax Exempt Short-Term Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Tax Exempt Short-Term Fund Shares	2.51%	3.59%	3.11%
Tax Exempt Short-Term Fund Shares After Taxes on Distributions	2.51%	3.59%	3.11%
Tax Exempt Short-Term Fund Shares After Taxes on Distributions and Sale of Fund Shares	2.38%	3.52%	3.10%
Tax Exempt Short-Term Fund Shares Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%
Tax Exempt Short-Term Fund Shares Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes)	1.48%	2.15%	2.22%
Tax Exempt Short-Term Fund Adviser Shares	2.25%			2.67%	Aug. 01, 2010
Tax Exempt Short-Term Fund Adviser Shares Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)				6.22%	Aug. 01, 2010
Tax Exempt Short-Term Fund Adviser Shares Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes)				1.65%	Aug. 01, 2010